Current and deferred income taxes	12 Months Ended
Dec. 31, 2018
Current and deferred income taxes
Current and deferred income taxes

18    Current and deferred income taxes

Accounting policy

The current and deferred taxes on income are calculated on the basis of the tax laws enacted or substantively enacted up to balance sheet date in the countries where the entities operate and generate taxable income. Management periodically evaluates positions taken by the Company in the taxes on income returns with respect to situations in which the applicable tax regulations are subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

The current income tax is presented net, separated by taxpaying entity, in liabilities when there are amounts payable, or in assets when the amounts prepaid exceed the total amount due on the reporting date.

Deferred tax assets are recognized only to the extent it is probable that future taxable income will be available against which the temporary differences and/or tax losses can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right and an intention to offset them in the calculation of current taxes, generally when they are related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amounts and tax bases of investments in foreign operations where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not be reversed in the near future.

Deferred income tax are provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither the accounting nor the taxable income or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income taxes asset is realized or the deferred income tax liability is settled.

Critical accounting estimates and judgments

The Company is subject to income tax in all countries in which it operates.  Significant judgment is required in determining the income tax provision.  There are many transactions and calculations for which the ultimate tax determination is uncertain.  The Company also recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred tax assets and liabilities in the period in which such determination is made.

(a)   Reconciliation of income taxes expenses

	2018	2017	2016
Income before income tax	131,898	271,459	208,892
Standard rate (i)	26.01%	27.08%	29.22%

Income tax	(34,307)	(73,511)	(61,038)
Difference in tax rate for subsidiaries outside Luxembourg	(11,227)	(19,912)	(11,425)
Re-measurement of deferred tax - change in Peru tax rate (ii)	—	—	(41,588)
Taxes on dividend received from foreign subsidiary	—	(8,299)	—
Special mining levy and special mining tax	(14,565)	(22,766)	(10,953)
Other permanent differences	19,176	18,294	26,621
Income tax	(40,923)	(106,194)	(98,383)

Current	(71,787)	(125,691)	(75,282)
Deferred	30,864	19,497	(23,101)
Taxes on income on the income statement	(40,923)	(106,194)	(98,383)
(i)

The combined applicable income tax rate was 29.22% for the fiscal year ending 2016. On December 14, 2016, the Luxembourg government approved Law 7020, that decreased the income tax rate to 27.08% in 2017 and to 26.01% from 2018 onwards.

(ii)

The Peruvian companies pay their taxes based on the general regime of taxation, which provides for a progressive decrease in the tax rate after the year 2015. In 2016 the rate was 28% while for 2017 and 2018 the rate was expected to be 27% and from 2019 onwards the rate was expected to be 26%. However, in December 2016, the tax rate changed to 29.5% applicable from January 1, 2017.

Analysis of deferred tax balances

	2018	2017
Tax credits on non-operating losses (i)	106,817	104,100
Tax credits on temporary diferences
Foreign exchange losses	50,766	79,430
Environmental liabilities	28,808	28,504
Asset retirement obligation	19,879	23,990
Tax, civil and labor provisions	9,389	15,666
Other provisions	6,443	12,481
Provision for profit sharing	5,409	6,521
Provision for inventory losses	5,308	4,395
Other	12,094	10,231

Tax debits on temporary diferences
Capitalized interest	(11,725)	(10,624)
Accelerated depreciation and adjustment of useful lives	(10,636)	(28,371)
Depreciation and amortization of fair value adjustment to PP&E and intangible assets	(318,198)	(344,531)
Other	(1,798)	(2,210)
	(97,444)	(100,418)

Net deferred tax assets related to the same legal entity	201,154	224,513
Net deferred tax liabilities related to the same legal entity	(298,598)	(324,931)
	(97,444)	(100,418)
(i)	Tax credits on non-operating losses can be used to offset future tax payments. These credits do not expire if not used by the Company. The breakdown by country is as follows:

	2018	2017
Brazil	104,195	103,791
Peru	2,622	309
	106,817	104,100

The Company had unutilised tax losses resulting from its holding activities in Luxembourg in the amount of USD 57,800 in 2018 (USD 54,328 in 2017). These tax losses do not expire if not used by the Company. Given uncertainty in the future profitability, no deferred tax assets were recognised in respect of these losses.

(b)   Effects of deferred tax on income statement and other comprehensive income

	2018	2017
Balance at the beginning of the year	(100,418)	(107,304)
Effect on income for the year	30,864	19,497
Effect on other comprehensive income	(126)	(4,119)
Foreign exchange translation effect	(27,764)	(8,492)
Balance at the end of the year	(97,444)	(100,418)